Pension and Other Postretirement Benefits (Additional Information About Pension Plan Assets Valued Using Net Asset Value) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment funds – fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	$ 199	$ 187
Investment funds – global equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	202	269
Investment funds – emerging markets
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	$ 24	$ 23
Redemption Notice Period	30 days	30 days
Hedge funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	$ 251	$ 186
Investment funds – real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value	$ 68	$ 57
Redemption Notice Period	2 days	2 days
Minimum | Investment funds – fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Redemption Notice Period	1 day	1 day
Minimum | Investment funds – global equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Redemption Notice Period	1 day	1 day
Minimum | Hedge funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Redemption Notice Period	5 days	5 days
Maximum | Investment funds – fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Redemption Notice Period	15 days	15 days
Maximum | Investment funds – global equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Redemption Notice Period	30 days	30 days
Maximum | Hedge funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Redemption Notice Period	45 days	45 days